Supplementary Financial Statement Information - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregated Revenues [Line Items]
Revenues	$ 179	$ 249	$ 2,234	$ 347
Revenues from Milestones [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenues			2,000
Revenues from the Sales of Goods [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenues	$ 179	$ 249	$ 234	$ 347